INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Investments In Excess Mortgage Servicing Rights At Fair Value Tables
Schedule of direct investment in Excess Mortgage Servicing Rights (MSRs)

The following is a summary of New Residential’s direct investments in Excess MSRs:

	September 30, 2013						Nine Months Ended September 30, 2013
	Unpaid Principal Balance (“UPB”) of Underlying Mortgages	Interest in Excess MSR	Amortized Cost Basis (A)	Carrying Value (B)	Weighted Average Yield	Weighted Average Life (Years) (C)	Changes in Fair Value Recorded in Other Income (D)
MSR Pool 1	$7,171,426	65.0%	$27,255	$37,907	12.5%	4.9	$4,914
MSR Pool 1—Recapture Agreement	—	65.0%	2,230	4,629	12.5%	11.3	1,893
MSR Pool 2	8,217,751	65.0%	30,806	35,592	12.5%	5.2	3,742
MSR Pool 2—Recapture Agreement	—	65.0%	1,934	5,882	12.5%	12.3	3,767
MSR Pool 3	8,066,890	65.0%	25,250	34,063	12.5%	4.8	5,958
MSR Pool 3—Recapture Agreement	—	65.0%	3,608	5,231	12.5%	11.6	1,699
MSR Pool 4	5,222,892	65.0%	10,032	13,743	12.5%	5.2	2,693
MSR Pool 4—Recapture Agreement	—	65.0%	2,509	3,446	12.5%	11.6	951
MSR Pool 5	38,315,786	80.0%	121,544	142,387	12.7%	5.4	18,864
MSR Pool 5—Recapture Agreement	—	80.0%	9,277	4,779	12.7%	12.5	(656)
MSR Pool 11—Recapture Agreement	—	66.7%	2,391	2,391	12.5%	10.2	—
MSR Pool 12	5,321,060	40.0%	16,963	17,032	16.4%	4.6	69
MSR Pool 12—Recapture Agreement	—	40.0%	479	486	16.4%	13.6	5

	$72,315,805		$254,278	$307,568	12.9%	5.8	$43,899

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

The following is a summary of New Residential’s Excess MSRs at December 31, 2012 and 2011:

	December 31, 2011					Period From Dec 8, 2011 (Commencement of Operations) Through Dec 31, 2011
Description	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$9,705,512	$37,469	$37,637	20.0%	4.5	$168
Pool 1-Recapture Agreement	—	6,135	6,334	20.0%	10.3	199

	$9,705,512	$43,604	$43,971	20.0%	6.0	$367

Description	December 31, 2012					Year Ended December 31, 2012
	Unpaid Principal Balance	Amortized Cost Basis(A)	Carrying Value(B)	Wtd. Avg. Yield	Wtd. Avg. Maturity (Years)(C)	Changes in Fair Value Recorded in Income(D)
Pool 1	$8,403,211	$30,237	$35,974	18.0%	4.8	$5,569
Pool 1-Recapture Agreement	—	4,430	4,936	18.0%	10.8	307
Pool 2	9,397,120	32,890	33,935	17.3%	5.0	1,045
Pool 2-Recapture Agreement	—	5,206	5,387	17.3%	11.8	181
Pool 3	9,069,726	27,618	30,474	17.6%	4.7	2,856
Pool 3-Recapture Agreement	—	5,036	4,960	17.6%	11.3	(76)
Pool 4	5,788,133	11,130	12,149	17.9%	4.6	1,019
Pool 4-Recapture Agreement	—	2,902	2,887	17.9%	11.1	(15)
Pool 5	43,902,561	107,704	109,682	17.5%	4.8	1,978
Pool 5-Recapture Agreement	—	8,493	4,652	17.5%	11.7	(3,841)

	$76,560,751	$235,646	$245,036	17.6%	5.4	$9,023

(A)	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
(B)	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
(C)	Weighted Average Maturity represents the weighted average expected timing of the receipt of expected cash flows for this investment.
(D)	The portion of the change in fair value of the Recapture Agreements relating to loans recaptured to date is reflected in the respective pool.

Summary of the geographic distribution of the underlying residential mortgage loans of the direct investment in Excess MSRs

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the direct investments in Excess MSRs at September 30, 2013:

State Concentration	Percentage of Total Outstanding
California	30.3%
Florida	10.1%
New York	4.7%
Texas	4.2%
Washington	4.1%
Arizona	3.7%
Maryland	3.6%
Colorado	3.3%
New Jersey	3.3%
Virginia	3.1%
Other U.S.	29.6%

100.0%

The table below summarizes the geographic distribution of the underlying residential mortgage loans of the Excess MSRs at December 31, 2012 and 2011:

Percentage of Total Outstanding Unpaid Principal Amount(A)
December 31, 2012		December 31, 2011
State Concentration	Percentage	State Concentration	Percentage
California	32.0%	California	19.4%
Florida	10.1%	Florida	11.1%
Washington	4.3%	Texas	6.7%
New York	4.3%	Arizona	4.8%
Arizona	3.9%	Virginia	3.5%
Texas	3.6%	Washington	3.2%
Colorado	3.5%	New Jersey	3.1%
Maryland	3.4%	Maryland	3.1%
New Jersey	3.1%	Illinois	3.0%
Virginia	3.0%	Nevada	2.7%
Other U.S.	28.8%	Other U.S.	39.4%

	100.0%		100.0%

(A)	Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.